Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Risk
Impact on loss before income taxes
	June 30, 2024	June 30, 2023
Interest rates - increase/decrease by 1%	+/-7,118	+/-5,521

Schedule of Undiscounted Financial Liabilities

The table below summarises the maturities of the Company’s undiscounted financial liabilities, based on contractual payment dates.

	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	AUD$	AUD$	AUD$	AUD$	AUD$
June 30, 2024
Lease liabilities	-	31,962	95,885	1,107,924	1,235,771
Promissory notes	-	-	943,252	-	943,252
Secured borrowings	-	-	489,287	5,541,197	6,030,484
Income tax payable		128,927	184,036	-	312,963
Trade and other payables	-	5,171,490	1,533,687	3,161,341	9,866,518
Amount due to related parties	-	589,166	-	-	589,166
Total	-	5,921,545	3,246,147	9,810,462	18,978,154
June 30, 2023
Lease liabilities	-	31,962	95,885	1,235,771	1,363,618
Secured borrowings	-	396,881	-	2,078,569	2,475,450
Trade and other payables	-	1,776,345	-	-	1,776,345
Amount due to related parties	-	4,936,423	-	-	4,936,423
Total	-	7,141,611	95,885	3,314,340	10,551,836